UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22991

Name of Fund:  BlackRock Science and Technology Trust (BST)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Science and Technology Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment — 1.1%
Cisco Systems, Inc. (a)	86,300	$2,737,436
Oclaro, Inc. (a)(b)	278,100	2,377,755

		5,115,191
Diversified Telecommunication Services — 0.4%
Zayo Group Holdings, Inc. (a)(b)	62,600	1,859,846
Electronic Equipment, Instruments & Components — 2.0%
Coherent, Inc. (a)(b)	19,900	2,199,746
Fabrinet (a)(b)	41,200	1,837,108
Flex Ltd. (a)(b)	176,100	2,398,482
Largan Precision Co. Ltd.	26,000	3,168,789

		9,604,125
Equity Real Estate Investment Trusts (REITs) — 5.0%
Crown Castle International Corp. (a)	85,300	8,036,113
Digital Realty Trust, Inc. (a)	71,900	6,982,928
Equinix, Inc. (a)	24,551	8,844,498

		23,863,539
Household Durables — 1.0%
Sony Corp.	140,700	4,661,475
Internet & Direct Marketing Retail — 7.6%
Amazon.com, Inc. (a)(b)	29,200	24,449,452
Ensogo Ltd. (b)	173,282	86,204
Expedia, Inc. (a)	22,400	2,614,528
Netflix, Inc. (a)(b)	32,120	3,165,426
Priceline Group, Inc. (a)(b)	2,300	3,384,427
Yoox Net-A-Porter Group SpA (b)	67,900	2,104,398

		35,804,435
Internet Software & Services — 23.5%
58.com, Inc. — ADR (a)(b)	53,300	2,540,278
Akamai Technologies, Inc. (a)(b)	45,800	2,426,942
Alibaba Group Holding Ltd. — ADR (a)(b)	135,300	14,313,387
Alphabet, Inc., Class A (a)(b)	37,100	29,830,626
Apptio, Inc. — Class A (b)	35,216	764,187
DeNA Co. Ltd.	80,400	2,923,402
Facebook, Inc., Class A (a)(b)	162,500	20,843,875
GoDaddy, Inc., Class A (a)(b)	56,000	1,933,680
MercadoLibre, Inc. (a)	23,400	4,328,298
New Relic, Inc. (a)(b)	44,300	1,697,576
Nutanix, Inc. — A (b)	81,320	3,008,840
Scout24 AG (b)(c)	54,048	1,820,503
Shopify, Inc., Class A (a)(b)	64,800	2,781,216
Tencent Holdings Ltd.	678,900	18,874,802
Yandex NV, Class A (a)(b)	142,700	3,003,835

		111,091,447
IT Services — 11.7%
Capgemini SA	28,500	2,794,253
Cielo SA	249,200	2,504,145
Computer Sciences Corp. (a)	46,600	2,432,986
Euronet Worldwide, Inc. (a)(b)	37,900	3,101,357

Common Stocks	Shares	Value
IT Services (continued)
Fidelity National Information Services, Inc. (a)	55,000	$4,236,650
Global Payments, Inc. (a)	49,200	3,776,592
InterXion Holding NV (a)(b)	79,600	2,883,112
MasterCard, Inc., Class A (a)	100,200	10,197,354
PayPal Holdings, Inc. (a)(b)	93,200	3,818,404
Sabre Corp. (a)	112,800	3,178,704
Square, Inc., Class A (a)(b)	284,700	3,319,602
Visa, Inc., A Shares (a)	154,800	12,801,960

		55,045,119
Media — 1.9%
Eros International PLC (a)(b)(d)	147,605	2,261,309
Naspers Ltd., N Shares	38,400	6,646,000

		8,907,309
Professional Services — 0.4%
Equifax, Inc. (a)	13,900	1,870,662
Semiconductors & Semiconductor Equipment — 14.2%
Advanced Micro Devices (a)(b)	326,000	2,252,660
Applied Materials, Inc. (a)	169,500	5,110,425
ASML Holding NV	57,700	6,323,429
BE Semiconductor Industries NV	59,300	2,023,060
Broadcom Ltd. (a)	64,196	11,075,094
Lam Research Corp. (a)	58,000	5,493,180
Lattice Semiconductor Corp. (b)	297,600	1,931,424
MACOM Technology Solutions Holdings, Inc. (a)(b)	55,400	2,345,636
Marvell Technology Group Ltd. (a)	163,100	2,164,337
Micron Technology, Inc. (a)(b)	108,900	1,936,242
Microsemi Corp. (b)	49,100	2,061,218
Monolithic Power Systems, Inc. (a)	23,700	1,907,850
NVIDIA Corp. (a)	80,100	5,488,452
NXP Semiconductors NV (a)(b)	56,600	5,773,766
STMicroelectronics NV	355,000	2,901,378
Taiwan Semiconductor Manufacturing Co. Ltd.	1,388,000	8,158,863

		66,947,014
Software — 20.1%
Activision Blizzard, Inc. (a)	179,700	7,960,709
Adobe Systems, Inc. (b)	63,400	6,881,436
Altium Ltd.	291,300	2,063,063
Atlassian Corp. PLC, Class A (a)(b)	64,400	1,930,068
Autodesk, Inc. (a)(b)	39,200	2,835,336
Electronic Arts, Inc. (a)(b)	73,500	6,276,900
Gridsum Holding Inc. — ADR (b)	206,707	3,483,013
LINE Corp. — ADR (a)(b)	50,300	2,434,520
Linx SA	85,971	512,841
Microsoft Corp. (a)	403,600	23,247,360
Nintendo Co. Ltd.	42,400	11,352,714
Proofpoint, Inc. (a)(b)	47,200	3,532,920
PTC, Inc. (a)(b)	59,900	2,654,169
salesforce.com, Inc. (a)(b)	68,200	4,864,706

Portfolio Abbreviations

ADR	American Depositary Receipt	HKD	Hong Kong Dollar	REIT	Real Estate Investment Trust
AUD	Australian Dollar	JPY	Japanese Yen	TWD	Taiwan Dollar
BRL	Brazilian Real	KRW	Korean Won	USD	U.S. Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Common Stocks	Shares	Value
Software (continued)
ServiceNow, Inc. (a)(b)	37,800	$2,991,870
Symantec Corp. (a)	92,700	2,326,770
Take-Two Interactive Software, Inc. (a)(b)	82,200	3,705,576
Talend SA — ADR (b)	41,042	1,073,659
Xero Ltd. (b)	123,900	1,749,557
Zendesk, Inc. (b)	90,000	2,763,900

		94,641,087
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc. (a)	225,200	25,458,860
Samsung Electronics Co. Ltd.	3,300	4,807,316

		30,266,176
Total Common Stocks — 95.3%		449,677,425

Preferred Stocks
Internet & Direct Marketing Retail — 0.6%
Jasper Infotech Private Ltd., Series I (Acquired 8/18/15, Cost 1,998,435) (b)(e)	1,054	2,719,320
Internet Software & Services — 2.6%
Uber Technologies, Inc., Series E (Acquired 12/4/14, Cost $3,000,048), 0.00% (b)(e)	90,044	4,458,979
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 7/28/15, Cost $3,016,964) (b)(e)	110,003	4,205,415
Zuora, Inc. (Acquired 1/16/15, Cost $3,894,522), 0.00% (b)(e)	1,025,063	3,454,462

		12,118,856
Software — 0.3%
Illumio, Inc., Series C (Acquired 3/11/15, Cost $1,500,001), 0.00% (b)(e)	466,730	1,376,854
Total Preferred Stocks — 3.5%		16,215,030
Total Long-Term Investments (Cost — $347,037,115) — 98.8%		465,892,455

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (f)(g)	214,773	$214,773
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.51% (f)(g)(h)	$944	944,000
Total Short-Term Securities (Cost — $1,158,772) — 0.2%		1,158,773
Total Investments Before Options Written (Cost — $348,195,887*) — 99.0%		467,051,228

Options Written
(Premiums Received — $4,017,932) — (1.1)%		(5,098,115)
Total Investments Net of Options Written — 97.9%		461,953,113
Other Assets Less Liabilities — 2.1%		9,834,768

Net Assets — 100.0%		$471,787,881

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$349,263,887

Gross unrealized appreciation	$119,761,348
Gross unrealized depreciation	(1,974,007)

Net unrealized appreciation	$117,787,341

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security, or a portion of security, is on loan.

(e)	Restricted security as to resale, excluding 144A securities. As of report date, the Trust held restricted securities with a current value of $16,215,030 and an original cost of $13,409,970 which was 3.4% of its net assets.

(f)	Current yield as of period end.

(g)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

2	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Affiliates	Shares/ Beneficial Interest Held at December 31, 2015	Net Activity	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	604,146	(604,146)	—	—	$ 5,708
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	214,773	214,773	$ 214,773	281
BlackRock Liquidity Series, LLC, Money Market Series	$119,000	$ 825,000	$944,000	944,000	109,726	[1]
Total				$1,158,773	$115,715

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(h)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Advanced Micro Devices	Call	10/07/16	USD	6.50	285	$(13,110)
Akamai Technologies, Inc.	Call	10/07/16	USD	54.50	100	(1,500)
Alibaba Group Holding Ltd. — ADR	Call	10/07/16	USD	94.00	92	(109,710)
Alphabet, Inc., Class A	Call	10/07/16	USD	810.00	22	(7,920)
Amazon.com, Inc.	Call	10/07/16	USD	777.50	8	(48,400)
Apple, Inc.	Call	10/07/16	USD	108.00	19	(9,690)
Electronic Arts, Inc.	Call	10/07/16	USD	83.00	50	(13,350)
Facebook, Inc., Class A	Call	10/07/16	USD	126.00	231	(59,829)
MasterCard, Inc., Class A	Call	10/07/16	USD	96.00	13	(7,442)
Micron Technology, Inc.	Call	10/07/16	USD	16.50	160	(23,840)
Netflix, Inc.	Call	10/07/16	USD	102.00	55	(2,338)
NXP Semiconductors NV	Call	10/07/16	USD	91.50	64	(70,720)
Priceline Group, Inc.	Call	10/07/16	USD	1,450.00	4	(11,780)
salesforce.com, Inc.	Call	10/07/16	USD	78.00	60	(360)
Visa, Inc., A Shares	Call	10/07/16	USD	83.00	104	(5,200)
Zayo Group Holdings, Inc.	Call	10/07/16	USD	30.01	112	(2,749)
Sabre Corp.	Call	10/12/16	USD	27.01	35	(5,924)
Alibaba Group Holding Ltd. — ADR	Call	10/14/16	USD	98.50	162	(123,120)
Amazon.com, Inc.	Call	10/14/16	USD	770.00	21	(143,850)
Amazon.com, Inc.	Call	10/14/16	USD	785.00	21	(113,295)
Apple, Inc.	Call	10/14/16	USD	106.00	38	(27,265)
Apple, Inc.	Call	10/14/16	USD	108.00	19	(10,118)
Broadcom Ltd.	Call	10/14/16	USD	177.50	125	(15,000)
Cisco Systems, Inc.	Call	10/14/16	USD	31.50	23	(770)
Cisco Systems, Inc.	Call	10/14/16	USD	32.00	24	(312)
Facebook, Inc., Class A	Call	10/14/16	USD	128.00	119	(20,528)
MasterCard, Inc., Class A	Call	10/14/16	USD	99.50	71	(18,460)
Microsoft Corp.	Call	10/14/16	USD	57.00	58	(5,771)
Microsoft Corp.	Call	10/14/16	USD	58.00	108	(4,482)
NVIDIA Corp.	Call	10/14/16	USD	62.50	121	(75,625)
PayPal Holdings, Inc.	Call	10/14/16	USD	38.00	96	(29,520)
salesforce.com, Inc.	Call	10/14/16	USD	76.00	97	(1,940)
58.com, Inc. — ADR	Call	10/21/16	USD	50.00	60	(4,050)
58.com, Inc. — ADR	Call	10/21/16	USD	55.00	80	(1,000)
Activision Blizzard, Inc.	Call	10/21/16	USD	45.00	10	(540)
Activision Blizzard, Inc.	Call	10/21/16	USD	45.50	250	(9,250)
Advanced Micro Devices	Call	10/21/16	USD	7.00	285	(11,400)
Alibaba Group Holding Ltd. — ADR	Call	10/21/16	USD	95.00	92	(102,350)
Alphabet, Inc., Class A	Call	10/21/16	USD	810.00	47	(38,540)
Amazon.com, Inc.	Call	10/21/16	USD	810.00	11	(38,665)
Apple, Inc.	Call	10/21/16	USD	105.00	23	(18,973)

SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Apple, Inc.	Call	10/21/16	USD	110.00	136	$(52,700)
Applied Materials, Inc.	Call	10/21/16	USD	30.00	46	(3,565)
Applied Materials, Inc.	Call	10/21/16	USD	31.50	215	(4,730)
Atlassian Corp. PLC, Class A	Call	10/21/16	USD	30.00	142	(18,105)
Autodesk, Inc.	Call	10/21/16	USD	65.00	69	(53,992)
Autodesk, Inc.	Call	10/21/16	USD	67.50	69	(37,432)
Cisco Systems, Inc.	Call	10/21/16	USD	32.00	260	(5,200)
Coherent, Inc.	Call	10/21/16	USD	105.00	70	(43,750)
Crown Castle International Corp.	Call	10/21/16	USD	95.00	113	(16,385)
Digital Realty Trust, Inc.	Call	10/21/16	USD	100.00	95	(8,075)
Equifax, Inc.	Call	10/21/16	USD	135.00	48	(9,480)
Equinix, Inc.	Call	10/21/16	USD	370.00	88	(25,520)
Eros International PLC	Call	10/21/16	USD	17.50	510	(15,300)
Euronet Worldwide, Inc.	Call	10/21/16	USD	80.00	140	(44,450)
Expedia, Inc.	Call	10/21/16	USD	115.00	45	(20,025)
Fabrinet	Call	10/21/16	USD	40.00	123	(62,115)
Fidelity National Information Services, Inc.	Call	10/21/16	USD	80.00	194	(4,656)
Flex Ltd.	Call	10/21/16	USD	13.00	256	(17,536)
Global Payments, Inc.	Call	10/21/16	USD	80.00	87	(10,005)
GoDaddy, Inc., Class A	Call	10/21/16	USD	34.00	100	(12,750)
InterXion Holding NV	Call	10/21/16	USD	38.00	236	(7,670)
Lam Research Corp.	Call	10/21/16	USD	92.50	84	(34,440)
LINE Corp. — ADR	Call	10/21/16	USD	45.00	85	(36,975)
LINE Corp. — ADR	Call	10/21/16	USD	47.50	85	(23,588)
MACOM Technology Solutions Holdings, Inc.	Call	10/21/16	USD	40.00	91	(28,210)
MACOM Technology Solutions Holdings, Inc.	Call	10/21/16	USD	41.40	134	(29,671)
Marvell Technology Group Ltd.	Call	10/21/16	USD	13.00	333	(21,312)
MasterCard, Inc., Class A	Call	10/21/16	USD	100.00	153	(38,097)
MercadoLibre, Inc.	Call	10/21/16	USD	175.00	82	(95,530)
Micron Technology, Inc.	Call	10/21/16	USD	19.00	220	(9,020)
Microsoft Corp.	Call	10/21/16	USD	60.00	436	(19,620)
Monolithic Power Systems, Inc.	Call	10/21/16	USD	75.00	100	(59,000)
Netflix, Inc.	Call	10/21/16	USD	107.00	65	(13,325)
Oclaro, Inc.	Call	10/21/16	USD	9.00	915	(22,875)
PayPal Holdings, Inc.	Call	10/21/16	USD	40.00	40	(7,320)
Proofpoint, Inc.	Call	10/21/16	USD	80.00	84	(8,820)
PTC, Inc.	Call	10/21/16	USD	45.00	105	(7,612)
Square, Inc., Class A	Call	10/21/16	USD	12.00	440	(9,900)
Square, Inc., Class A	Call	10/21/16	USD	13.00	226	(2,260)
Symantec Corp.	Call	10/21/16	USD	26.00	320	(5,920)
Take-Two Interactive Software, Inc.	Call	10/21/16	USD	46.00	145	(10,875)
Yandex NV, Class A	Call	10/21/16	USD	22.00	104	(3,640)
Zayo Group Holdings, Inc.	Call	10/21/16	USD	30.00	112	(5,880)
Advanced Micro Devices	Call	10/28/16	USD	7.50	570	(16,530)
Akamai Technologies, Inc.	Call	10/28/16	USD	56.50	60	(8,280)
Alphabet, Inc., Class A	Call	10/28/16	USD	827.50	31	(38,440)
Amazon.com, Inc.	Call	10/28/16	USD	870.00	43	(73,960)
Apple, Inc.	Call	10/28/16	USD	110.00	23	(11,845)
Apple, Inc.	Call	10/28/16	USD	116.00	331	(69,345)
Applied Materials, Inc.	Call	10/28/16	USD	31.00	217	(9,982)
Expedia, Inc.	Call	10/28/16	USD	127.00	31	(6,122)
Facebook, Inc., Class A	Call	10/28/16	USD	132.00	123	(20,726)
Marvell Technology Group Ltd.	Call	10/28/16	USD	13.50	235	(10,692)
MasterCard, Inc., Class A	Call	10/28/16	USD	103.00	72	(11,376)
Microsoft Corp.	Call	10/28/16	USD	58.00	166	(21,580)
Netflix, Inc.	Call	10/28/16	USD	106.00	57	(14,991)
NXP Semiconductors NV	Call	10/28/16	USD	89.00	100	(142,500)
PayPal Holdings, Inc.	Call	10/28/16	USD	39.50	70	(16,030)
PayPal Holdings, Inc.	Call	10/28/16	USD	40.50	31	(5,162)
Priceline Group, Inc.	Call	10/28/16	USD	1,470.00	4	(13,680)
salesforce.com, Inc.	Call	10/28/16	USD	76.50	80	(3,200)
ServiceNow, Inc.	Call	10/28/16	USD	83.50	67	(15,578)
Visa, Inc., A Shares	Call	10/28/16	USD	83.00	177	(30,090)
Yandex NV, Class A	Call	10/28/16	USD	23.50	180	(5,400)
Alibaba Group Holding Ltd. — ADR	Call	11/04/16	USD	109.00	71	(23,430)

4	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Alphabet, Inc., Class A	Call	11/04/16	USD	822.50	31	$(48,825)
Apple, Inc.	Call	11/04/16	USD	114.00	76	(23,370)
Applied Materials, Inc.	Call	11/04/16	USD	30.50	115	(8,568)
Broadcom Ltd.	Call	11/04/16	USD	175.00	100	(42,500)
Electronic Arts, Inc.	Call	11/04/16	USD	84.00	100	(42,000)
Facebook, Inc., Class A	Call	11/04/16	USD	132.00	117	(32,350)
MasterCard, Inc., Class A	Call	11/04/16	USD	103.00	43	(7,632)
Microsoft Corp.	Call	11/04/16	USD	58.50	108	(12,312)
Microsoft Corp.	Call	11/04/16	USD	59.00	108	(10,098)
PayPal Holdings, Inc.	Call	11/04/16	USD	40.50	31	(5,487)
Visa, Inc., A Shares	Call	11/04/16	USD	83.50	84	(13,734)
Yandex NV, Class A	Call	11/04/16	USD	23.00	110	(4,675)
Visa, Inc., A Shares	Call	11/11/16	USD	83.00	177	(38,320)
Yandex NV, Class A	Call	11/11/16	USD	23.00	110	(6,325)
Activision Blizzard, Inc.	Call	11/18/16	USD	45.00	368	(54,464)
Alibaba Group Holding Ltd. — ADR	Call	11/18/16	USD	105.00	56	(33,040)
Apple, Inc.	Call	11/18/16	USD	120.00	123	(16,912)
Atlassian Corp. PLC, Class A	Call	11/18/16	USD	30.00	60	(12,600)
Computer Sciences Corp.	Call	11/18/16	USD	50.00	147	(52,185)
Digital Realty Trust, Inc.	Call	11/18/16	USD	100.00	160	(34,400)
Electronic Arts, Inc.	Call	11/18/16	USD	85.00	107	(41,998)
Flex Ltd.	Call	11/18/16	USD	14.00	360	(11,700)
Microsoft Corp.	Call	11/18/16	USD	60.00	428	(30,816)
New Relic, Inc.	Call	11/18/16	USD	40.00	155	(22,088)
NVIDIA Corp.	Call	11/18/16	USD	70.00	159	(58,035)
PayPal Holdings, Inc.	Call	11/18/16	USD	41.00	70	(11,795)
Proofpoint, Inc.	Call	11/18/16	USD	80.00	84	(22,050)
PTC, Inc.	Call	11/18/16	USD	45.00	105	(16,012)
ServiceNow, Inc.	Call	11/18/16	USD	80.00	65	(29,900)
Shopify, Inc., Class A	Call	11/18/16	USD	45.00	230	(54,625)
Take-Two Interactive Software, Inc.	Call	11/18/16	USD	46.00	145	(26,462)
Alibaba Group Holding Ltd. — ADR	Put	10/07/16	USD	90.00	73	(292)
Crown Castle International Corp.	Put	10/12/16	USD	88.50	94	(1,692)
Apple, Inc.	Put	10/21/16	USD	109.00	121	(7,502)
Baidu, Inc. — ADR	Put	10/21/16	USD	175.00	65	(14,722)
Square, Inc., Class A	Put	10/21/16	USD	11.00	405	(6,075)
Computer Sciences Corp.	Put	11/18/16	USD	48.00	182	(11,375)
Total						$(3,611,892)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Cielo SA	Call	Credit Suisse International	10/05/16	BRL	34.25	89,000	$(871)
Sabre Corp.	Call	Barclays Bank PLC	10/05/16	USD	27.59	23,000	(22,562)
Xero Ltd.	Call	Deutsche Bank AG	10/06/16	NZD	20.10	3,600	(222)
Shopify, Inc., Class A	Call	UBS AG	10/07/16	USD	40.72	13,200	(33,781)
Capgemini SA	Call	Credit Suisse International	10/11/16	EUR	88.69	9,900	(10,852)
Largan Precision Co. Ltd.	Call	Morgan Stanley & Co. International PLC	10/11/16	TWD	3,926.00	11,000	(18,107)
Naspers Ltd., N Shares	Call	UBS AG	10/11/16	ZAR	2,258.99	2,800	(23,697)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	Morgan Stanley & Co. International PLC	10/11/16	TWD	178.77	96,000	(17,849)
Zendesk, Inc.	Call	Deutsche Bank AG	10/11/16	USD	31.42	15,500	(7,524)
Sabre Corp.	Call	Barclays Bank PLC	10/12/16	USD	28.38	21,200	(9,610)
Sony Corp.	Call	JPMorgan Chase Bank N.A.	10/12/16	JPY	3,475.22	43,500	(14,264)
Yoox Net-A-Porter Group SpA	Call	Morgan Stanley & Co. International PLC	10/12/16	EUR	29.48	25,000	(1,605)
Lam Research Corp.	Call	Morgan Stanley & Co. International PLC	10/13/16	USD	93.83	11,500	(31,634)
Altium Ltd.	Call	Citibank N.A.	10/14/16	AUD	7.56	27,700	(36,142)
Altium Ltd.	Call	Deutsche Bank AG	10/14/16	AUD	7.40	56,000	(79,461)
Lattice Semiconductor Corp.	Call	UBS AG	10/14/16	USD	6.59	52,000	(17,691)
Atlassian Corp. PLC, Class A	Call	Barclays Bank PLC	10/18/16	USD	31.66	6,000	(3,463)
Atlassian Corp. PLC, Class A	Call	UBS AG	10/18/16	USD	30.25	9,200	(9,909)
Samsung Electronics Co. Ltd.	Call	Deutsche Bank AG	10/19/16	KRW	1,668,600.00	1,100	(18,326)
Sony Corp.	Call	Goldman Sachs International	10/19/16	JPY	3,424.75	6,000	(3,894)

SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	JPMorgan Chase Bank N.A.	10/19/16	TWD	187.68	291,000	$(25,413)
Tencent Holdings Ltd.	Call	Citibank N.A.	10/19/16	HKD	207.85	185,000	(220,103)
Xero Ltd.	Call	UBS AG	10/19/16	NZD	20.39	3,600	(490)
Scout24 AG	Call	Goldman Sachs International	10/20/16	EUR	34.21	7,000	(173)
ASML Holding NV	Call	UBS AG	10/25/16	EUR	99.21	19,000	(40,326)
DeNA Co. Ltd.	Call	JPMorgan Chase Bank N.A.	10/27/16	JPY	3,936.60	28,000	(23,990)
STMicroelectronics NV	Call	Morgan Stanley & Co. International PLC	10/27/16	EUR	7.11	126,000	(42,382)
Global Payments, Inc.	Call	Bank of America N.A.	10/28/16	USD	76.69	11,200	(29,007)
GoDaddy, Inc., Class A	Call	Deutsche Bank AG	10/28/16	USD	34.23	9,600	(12,478)
InterXion Holding NV	Call	UBS AG	10/28/16	USD	38.14	4,200	(1,758)
Square, Inc., Class A	Call	UBS AG	10/28/16	USD	11.68	34,000	(15,080)
Talend SA — ADR	Call	Goldman Sachs International	10/28/16	USD	26.99	15,000	(27,929)
Zendesk, Inc.	Call	UBS AG	10/31/16	USD	30.75	16,000	(20,788)
Nintendo Co. Ltd.	Call	JPMorgan Chase Bank N.A.	11/02/16	JPY	28,514.10	1,400	(13,214)
Nintendo Co. Ltd.	Call	Morgan Stanley & Co. International PLC	11/02/16	JPY	26,541.07	4,600	(83,291)
Scout24 AG	Call	Credit Suisse International	11/02/16	EUR	30.28	6,000	(6,349)
Xero Ltd.	Call	Bank of America N.A.	11/02/16	NZD	20.29	3,600	(960)
Naspers Ltd., N Shares	Call	Deutsche Bank AG	11/03/16	ZAR	2,516.46	8,500	(16,696)
Adobe Systems, Inc.	Call	Barclays Bank PLC	11/04/16	USD	100.94	11,000	(92,292)
Crown Castle International Corp.	Call	Citibank N.A.	11/07/16	USD	96.50	18,200	(26,641)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	Bank of America N.A.	11/08/16	TWD	179.12	102,000	(28,613)
ASML Holding NV	Call	UBS AG	11/09/16	EUR	97.17	3,000	(11,176)
Nintendo Co. Ltd.	Call	Bank of America N.A.	11/09/16	JPY	28,927.45	9,000	(87,734)
Xero Ltd.	Call	Deutsche Bank AG	11/09/16	NZD	19.52	4,000	(2,125)
Microsemi Corp.	Call	Morgan Stanley & Co. International PLC	11/15/16	USD	41.00	17,000	(50,627)
Scout24 AG	Call	Credit Suisse International	11/15/16	EUR	30.45	5,500	(6,661)
Naspers Ltd., N Shares	Call	Bank of America N.A.	11/16/16	ZAR	2,435.40	2,200	(10,311)
Tencent Holdings Ltd.	Call	Citibank N.A.	11/18/16	HKD	220.93	55,000	(43,141)
BE Semiconductor Industries NV	Call	Credit Suisse International	11/22/16	EUR	29.40	20,700	(43,236)
Xero Ltd.	Call	Deutsche Bank AG	11/22/16	NZD	19.45	5,000	(3,256)
Adobe Systems, Inc.	Call	Barclays Bank PLC	11/29/16	USD	100.94	11,000	(99,971)
Lattice Semiconductor Corp.	Call	UBS AG	11/29/16	USD	6.81	52,000	(18,346)
Altium Ltd.	Call	Bank of America N.A.	11/30/16	AUD	9.27	76,600	(20,202)
Total							$(1,486,223)

6	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Communications Equipment	$5,115,191	—	—	$5,115,191
Diversified Telecommunication Services	1,859,846	—	—	1,859,846
Electronic Equipment, Instruments & Components	6,435,336	$3,168,789	—	9,604,125
Equity Real Estate Investment Trusts (REITs)	23,863,539	—	—	23,863,539
Household Durables	—	4,661,475	—	4,661,475
Internet & Direct Marketing Retail	33,613,833	2,104,398	$86,204	35,804,435
Internet Software & Services	87,472,740	23,618,707	—	111,091,447
IT Services	52,250,866	2,794,253	—	55,045,119
Media	2,261,309	6,646,000	—	8,907,309
Professional Services	1,870,662	—	—	1,870,662
Semiconductors & Semiconductor Equipment	47,540,284	19,406,730	—	66,947,014
Software	79,475,753	15,165,334	—	94,641,087
Technology Hardware, Storage & Peripherals	25,458,860	4,807,316	—	30,266,176
Preferred Stocks	—	—	16,215,030	16,215,030
Short-Term Securities	214,773	944,000	—	1,158,773

Total	$367,432,992	$83,317,002	$16,301,234	$467,051,228

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(3,571,856)	$(1,526,259)	—	$(5,098,115)

[1] Derivative financial instruments are options written, which are shown at value.

SEPTEMBER 30, 2016	7

Schedule of Investments (concluded)	BlackRock Science and Technology Trust (BST)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$102,156	—	—	$102,156
Cash pledged as collateral for exchange-traded options written	5,527,620	—	—	5,527,620
Cash pledged as collateral for OTC derivatives	2,370,000	—	—	2,370,000
Liabilities:
Bank overdraft	—	$(96,248)	—	(96,248)
Collateral on securities loaned at value	—	(944,000)	—	(944,000)

Total	$7,999,776	$(1,040,248)	—	$6,959,528

Transfers between Level 1 and Level 2 were as follows:
	Transfers into Level 1	Transfers out of Level 1 [1]	Transfers into Level 2 [1]	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks	—	$(6,171,379)	$6,171,379	—

[1]	External pricing service used to reflect any significant market movements between the time the Trust valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2015	—	$15,696,540	$15,696,540
Transfers into Level 3	$265,268	—	265,268
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[1,2]	(178,964)	518,490	339,526
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of September 30, 2016	$86,304	$16,215,030	$16,301,334

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2016[2]	$(178,964)	$518,490	$339,526

[1]	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation methodologies used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $86,204.

	Value	Valuation Methodologies	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks	$16,215,030	Market Approach	Discount Rate[2]	25.00%	—
			Revenue Growth Rate[1]	23.00% - 86.00%	50.75%
			Revenue Growth Rate[1]	127.00% - 253.00%	155.59%
			Revenue Multiple[1]	4.50x - 27.00x	10.93x
			Scenario Probability[1]	15.00% - 80.00%	—
			Time to Exit[2]	1-3 years	—

Total	$16,215,030

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

8	SEPTEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Science and Technology Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Science and Technology Trust
Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Science and Technology Trust
Date: November 22, 2016
By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Science and Technology Trust
Date: November 22, 2016